Revenue	12 Months Ended
Dec. 31, 2022
Revenue.
Revenue

6.Revenue

The Group’s revenue accrues from providing telecommunication support services. The Group provides infrastructure sharing and leasing known as colocation (which includes colocation rental revenue and colocation services) and to a limited extent, managed services.

	2022	2021	2020
	$’000	$'000	$'000

Lease component	1,534,415	1,233,816	1,026,103
Services component	426,884	345,914	377,046
	1,961,299	1,579,730	1,403,149

The following table shows unsatisfied performance obligations which represents the services component of future minimum receipts expected from customer under non-cancellable agreements in effect at December 31, as follows:

	2022	2021	2020
	$’000	$'000	$'000

Within one year	418,137	351,071	343,209
1-2 years	386,416	309,861	331,608
2-3 years	309,326	255,791	291,891
3-4 years	288,244	211,615	258,129
4-5 years	276,816	190,018	214,223
After 5 years	1,149,649	858,912	879,294
	2,828,588	2,177,268	2,318,354

The Group leases space on its towers under leases over periods ranging between 5 and 20 years.

The lease component of future minimum receipts expected from tenants under non-cancellable agreements in effect at December 31, were as follows:

	2022	2021	2020
	$’000	$'000	$'000

Within one year	1,589,439	1,284,692	1,011,501
1-2 years	1,478,221	1,177,665	981,778
2-3 years	1,194,924	1,083,942	880,316
3-4 years	1,136,303	847,224	801,452
4-5 years	1,098,901	749,839	625,352
After 5 years	4,008,713	2,703,888	2,594,074
	10,506,501	7,847,250	6,894,473

Certain customer contracts allow for the cancellation of a proportion of sites during the contract term without payment of termination penalties. The minimum service and lease revenue in the tables above assumes that each customer will fully utilize this Churn available to them under the contract. Where rentals are denominated in US Dollar, which is not the functional currency of the subsidiary, they have been included in the above table at the exchange rate at the end of the reporting period.